Past Due Loans Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	$ 16,154	$ 11,196
Current and Not Past Due	1,157,346	1,039,894
Total Loans	1,173,500	1,051,090
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0	459
Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	12,043	6,671
Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	1,282	1,220
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	2,829	3,305
Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	8,243	6,054
Current and Not Past Due	409,215	424,521
Total Loans	417,458	430,575
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0	0
Real estate: Residential - 1 to 4 family [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	5,906	4,194
Real estate: Residential - 1 to 4 family [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	1,054	258
Real estate: Residential - 1 to 4 family [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	1,283	1,602
Real estate: Multi-family and commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	7,194	2,337
Current and Not Past Due	378,147	295,983
Total Loans	385,341	298,320
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0	0
Real estate: Multi-family and commercial [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	5,930	768
Real estate: Multi-family and commercial [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	203	794
Real estate: Multi-family and commercial [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	1,061	775
Real estate: Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	0
Current and Not Past Due	21,786	13,579
Total Loans	21,786	13,579
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0	0
Real estate: Construction [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	0
Real estate: Construction [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	0
Real estate: Construction [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	0
Commercial business: SBA and USDA guaranteed [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	1,995
Current and Not Past Due	145,238	116,471
Total Loans	145,238	118,466
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0	459
Commercial business: SBA and USDA guaranteed [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	1,536
Commercial business: SBA and USDA guaranteed [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	0
Commercial business: SBA and USDA guaranteed [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	459
Commercial Business: Time Share Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	0
Current and Not Past Due	55,192	45,669
Total Loans	55,192	45,669
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0	0
Commercial Business: Time Share Loans [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	0
Commercial Business: Time Share Loans [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	0
Commercial Business: Time Share Loans [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	0
Commercial Business: Condominium Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	0
Current and Not Past Due	21,986	21,386
Total Loans	21,986	21,386
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0	0
Commercial Business: Condominium Loans [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	0
Commercial Business: Condominium Loans [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	0
Commercial Business: Condominium Loans [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	0
Commercial business: Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	406	496
Current and Not Past Due	68,627	65,950
Total Loans	69,033	66,446
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0	0
Commercial business: Other [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	45	50
Commercial business: Other [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	22	0
Commercial business: Other [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	339	446
Consumer: Home equity [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	251	201
Current and Not Past Due	53,528	50,892
Total Loans	53,779	51,093
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0	0
Consumer: Home equity [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	130	20
Consumer: Home equity [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	158
Consumer: Home equity [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	121	23
Consumer: Indirect automobile [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	31	113
Current and Not Past Due	1,710	3,579
Total Loans	1,741	3,692
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0	0
Consumer: Indirect automobile [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	31	103
Consumer: Indirect automobile [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	10
Consumer: Indirect automobile [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	0
Consumer: Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	29	0
Current and Not Past Due	1,917	1,864
Total Loans	1,946	1,864
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0	0
Consumer: Other [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	1	0
Consumer: Other [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	3	0
Consumer: Other [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	$ 25	$ 0